Investments in equity investees	12 Months Ended
Dec. 31, 2020
Investments in equity investees
Investments in equity investees

8. Investments in equity investees

The Company's investments in equity investees comprise the following:

	As of December 31,
	2019	2020
	RMB	RMB
Investments accounted for under equity method:
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”) (1)	206,986	63,224
Feng Wang Investment Co., Ltd. ("Feng Wang") (2)	51,068	49,165
Shanghai CRRC Green City Logistics Co., Ltd. ("CRRC") (3)	29,652	24,045
Others	83,605	106,516
Total investments accounted for under the equity method	371,311	242,950
Investments accounted for as equity investments without readily determinable fair values:
Cai Niao Smart Logistics Network Limited ("Cai Niao") (4)	1,122,218	1,049,893
Zhejiang Yizhan Network Technology Co., Ltd. (“Cainiao Post”) (4)	1,075,000	1,075,000
Zhijiang New Industries Limited (“ZJ New Industries”) (4)	500,000	500,000
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”) (1)	—	218,275
Others	40,965	138,345
Total investments accounted for equity investments without readily determinable fair values	2,738,183	2,981,513
Total investments in equity investees	3,109,494	3,224,463
(1)	ZTO LTL

On August 22, 2016, the Company entered into an investment agreement with ZTO LTL and Mr. Jianfa Lai to invest cash of RMB54,000 in exchange of 18% ordinary shares in ZTO LTL. ZTO LTL is engaged in provision of less-than-truckload transportation services in China. The principal shareholders of ZTO LTL are also the principal shareholders of the Company. Owing to the shareholders' structure of ZTO LTL, the Company has significant influence over ZTO LTL's operating activities. Therefore, the investment is accounted for using the equity method. In August 2017, the Company increased investment in ZTO LTL by RMB36,000 to maintain its equity interest in ZTO LTL at 18%. In 2018, ZTO LTL went through a restructuring and as a result, became a wholly owned subsidiary of ZTO Freight (Cayman) Inc. (“ZTO Freight”), a newly established Cayman company by shareholders of ZTO LTL. The Company held 18% equity in ZTO Freight after the restructuring. The Company's equity interest decreased to 17.7% after a round of preferred share financing in 2018 due to additional capital contributions from other shareholders and the Company invested in ZTO Freight's Series A preferred share with US$19,000 (approximate to RMB130,150).

In May 2020, the Company invested in ZTO Freight's Series A+ preferred share with US$12,715 (approximate to RMB90,243) and its equity interest further decreased to 17.3% due to additional capital contributions from other shareholders. The Company reconsidered, upon the capital structure change after the Series A+ financing, the characteristics of all preferred share investments held in ZTO Freight and determined the preferred share investments are not in substance common stock due to the substantive liquidation preference and therefore are accounted as equity investments without readily determinable fair values.

8. Investments in equity investees (Continued)

(2)	Feng Wang

In December 2013, the Company entered into an agreement with other three top express delivery companies in China, to establish Feng Wang, which is to invest in the upstream industries and integrate resources across the express delivery value chain. The capital contribution made by the Company was RMB50,000  in cash, representing 25% of the equity interest of Feng Wang. In 2015, the Company’s equity interest to Feng Wang decreased to 20% due to the additional capital contributions from other shareholders of Feng Wang.

(3)	CRRC

In December 2017, the Company entered into a subscription and contribution agreement with CRRC Urban Traffic Co., Ltd. and two other express delivery companies in PRC, to establish a new company named CRRC, for developing the clean energy vehicles used in the express and logistics industries. The capital contribution made by the Company was RMB30,000, representing 15% equity interest of CRRC. The Company has one board seat out of seven, and has significant influence over CRRC’s operating activities. Therefore, the investment is accounted for using the equity method.

(4)	Investments accounted for as equity investments without readily determinable fair values

In May 2013, the Company obtained equity interests in Cai Niao, which provides a platform that connects with a network of logistics providers through a proprietary logistics information system and facilitates the delivery of packages across PRC. During the fourth quarter of 2019, the Company further invested RMB150,485 in Cai Niao in connection with a new round of financing completed in 2019, which represented an observable price change in an orderly transaction for Cai Niao equity interest and resulted in an unrealized gain of RMB754,468 recorded in other income (expense) in the consolidated statement of comprehensive income for the year ended December 31, 2019.

In May 2018, the Company entered into a subscription and contribution agreement with four other leading express delivery companies in PRC, to obtain 15% equity interest in Cainiao Post, Cai Niao’s network of last-mile delivery stations, in an amount of RMB1,075,000. Since the Company cannot exercise significant influence over it, this investment was accounted for as equity investments without readily determinable fair values.

In October 2018, the Company entered into an investment agreement with several investment corporations to establish a new investment company, named ZJ New Industries and obtain 2% equity interest in ZJ New Industries. The total capital contribution made by the Company was RMB500,000.

Due to the continued operating loss, investment in Wheat Commune has been fully impaired as of December 31, 2019 and RMB48,526 of impairment losses was recognized related to this investment for the year ended December 31, 2019.

The Company recognized impairment losses totaling nil, RMB56,026, and nil related to equity investments for the years ended December 31, 2018, 2019 and 2020, respectively.